Development costs - Summary of Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 91,124
Balance at ending	59,012	$ 91,124
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	243,904	246,114
Balance at ending	243,904	243,904
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(152,780)	(121,986)
Balance at ending	(184,892)	(152,780)
Development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	23,976	17,702
Additions	6,246	6,448
Investment tax credits	(302)	(174)
Balance at ending	29,920	23,976
Development costs | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(15,538)	(9,892)
Amortization	(6,147)	(5,646)
Balance at ending	$ (21,685)	$ (15,538)